Quarterly Holdings Report
for

Fidelity Asset Manager® 30%

December 31, 2019

TAN-QTLY-0220
1.849900.112

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 32.5%
	Shares	Value
Fidelity Communication Services Central Fund (a)	159,326	$34,535,558
Fidelity Consumer Discretionary Central Fund (a)	113,716	39,735,787
Fidelity Consumer Staples Central Fund (a)	121,137	25,952,309
Fidelity Emerging Markets Equity Central Fund (a)	404,967	95,321,100
Fidelity Energy Central Fund (a)	160,766	16,512,304
Fidelity Financials Central Fund (a)	681,143	73,617,944
Fidelity Health Care Central Fund (a)	124,401	61,189,252
Fidelity Industrials Central Fund (a)	127,699	38,177,001
Fidelity Information Technology Central Fund (a)	216,852	98,884,484
Fidelity International Equity Central Fund (a)	1,090,221	92,439,861
Fidelity Materials Central Fund (a)	47,895	9,715,054
Fidelity Real Estate Equity Central Fund (a)	229,514	27,837,776
Fidelity Utilities Central Fund (a)	67,298	13,312,150
TOTAL EQUITY CENTRAL FUNDS
(Cost $482,419,275)		627,230,580

Fixed-Income Central Funds - 50.4%
High Yield Fixed-Income Funds - 1.9%
Fidelity Emerging Markets Debt Central Fund (a)	1,982,949	18,719,042
Fidelity Floating Rate Central Fund (a)	92,294	9,369,698
Fidelity High Income Central Fund (a)	84,594	9,513,393

TOTAL HIGH YIELD FIXED-INCOME FUNDS		37,602,133

Investment Grade Fixed-Income Funds - 48.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,106,372	113,292,507
Fidelity International Credit Central Fund (a)	188,714	19,111,037
Fidelity Investment Grade Bond Central Fund (a)	7,152,649	802,598,715

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		935,002,259

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $929,652,930)		972,604,392

Money Market Central Funds - 12.7%
Fidelity Cash Central Fund 1.58% (b)	31,996,281	32,002,681
Fidelity Money Market Central Fund 1.91% (b)	212,553,464	212,574,720
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $244,563,477)		244,577,401
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.63% 1/16/20 to 4/2/20 (c)
(Cost $3,519,874)	3,530,000	3,520,082
	Shares	Value

Investment Companies - 3.8%
iShares 20+ Year Treasury Bond ETF	133,578	$18,097,147
iShares Core MSCI EAFE ETF	555,842	36,263,131
iShares MSCI Japan ETF	321,834	19,065,446
TOTAL INVESTMENT COMPANIES
(Cost $68,312,146)		73,425,724
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $1,728,467,702)		1,921,358,179
NET OTHER ASSETS (LIABILITIES) - 0.4%		6,866,529
NET ASSETS - 100%		$1,928,224,708

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	245	March 2020	$39,580,975	$36,296	$36,296
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	863	March 2020	48,336,630	(583,513)	(583,513)
TOTAL FUTURES CONTRACTS					$(547,217)

The notional amount of futures sold as a percentage of Net Assets is 4.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,135,440.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$97,088
Fidelity Communication Services Central Fund	1,114,147
Fidelity Consumer Discretionary Central Fund	1,068,671
Fidelity Consumer Staples Central Fund	255,611
Fidelity Emerging Markets Debt Central Fund	367,852
Fidelity Emerging Markets Equity Central Fund	1,393,039
Fidelity Energy Central Fund	142,371
Fidelity Financials Central Fund	1,966,324
Fidelity Floating Rate Central Fund	139,939
Fidelity Health Care Central Fund	590,727
Fidelity High Income Central Fund	155,568
Fidelity Industrials Central Fund	207,136
Fidelity Inflation-Protected Bond Index Central Fund	1,455,992
Fidelity Information Technology Central Fund	2,172,500
Fidelity International Credit Central Fund	728,580
Fidelity International Equity Central Fund	674,509
Fidelity Investment Grade Bond Central Fund	6,518,668
Fidelity Materials Central Fund	61,766
Fidelity Money Market Central Fund	1,085,675
Fidelity Real Estate Equity Central Fund	344,839
Fidelity Securities Lending Cash Central Fund	1,530
Fidelity Utilities Central Fund	528,042
Total	$21,070,574

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$4,421,320	$43,236	$4,563,105	$(467,783)	$566,332	$--	0.0%
Fidelity Communication Services Central Fund	29,849,679	3,230,148	156,409	(74)	1,612,214	34,535,558	1.9%
Fidelity Consumer Discretionary Central Fund	35,863,420	3,465,900	182,929	(471)	589,867	39,735,787	2.0%
Fidelity Consumer Staples Central Fund	23,209,376	1,809,860	116,723	1,592	1,048,204	25,952,309	1.9%
Fidelity Emerging Markets Debt Central Fund	17,118,699	1,450,613	80,570	(1,632)	231,932	18,719,042	0.6%
Fidelity Emerging Markets Equity Central Fund	80,958,483	4,900,994	334,530	7,510	9,788,643	95,321,100	4.7%
Fidelity Energy Central Fund	14,611,117	1,074,614	71,971	(1,105)	899,649	16,512,304	1.9%
Fidelity Financials Central Fund	64,908,991	6,272,514	324,476	4,066	2,756,849	73,617,944	2.1%
Fidelity Floating Rate Central Fund	8,713,247	681,225	40,285	(129)	15,640	9,369,698	0.5%
Fidelity Health Care Central Fund	47,748,854	3,890,558	243,051	452	9,792,439	61,189,252	2.0%
Fidelity High Income Central Fund	17,698,975	693,282	8,923,437	(236,481)	281,054	9,513,393	0.4%
Fidelity Industrials Central Fund	34,129,524	2,491,726	173,302	3,136	1,725,917	38,177,001	2.0%
Fidelity Inflation-Protected Bond Index Central Fund	84,966,620	29,410,706	410,932	(821)	(673,066)	113,292,507	7.3%
Fidelity Information Technology Central Fund	81,039,910	7,643,270	401,517	1,056	10,601,765	98,884,484	2.0%
Fidelity International Credit Central Fund	17,922,469	1,814,050	80,569	(237)	(623,951)	19,111,037	6.2%
Fidelity International Equity Central Fund	77,119,279	8,600,528	234,544	8,911	6,945,687	92,439,861	3.4%
Fidelity Investment Grade Bond Central Fund	729,326,223	79,294,441	3,409,694	(7,385)	(2,604,870)	802,598,715	3.0%
Fidelity Materials Central Fund	8,631,520	727,807	50,958	(632)	407,317	9,715,054	2.0%
Fidelity Real Estate Equity Central Fund	26,648,248	1,973,044	120,853	(1,650)	(661,013)	27,837,776	2.9%
Fidelity Utilities Central Fund	12,503,906	1,287,116	59,065	(844)	(418,963)	13,312,150	2.0%
	$1,417,389,860	$160,755,632	$19,978,920	$(692,521)	$42,281,646	$1,599,834,972

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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